VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 99.9%
Australia : 4.8%
ASX Ltd. 7,005 $ 281,784
Brambles Ltd. 24,714 294,022
Endeavour Group Ltd. 44,882 116,471
692,277
Belgium : 0.8%
Anheuser-Busch InBev SA 2,328 116,509
Underline
Canada : 1.9%
Toronto-Dominion Bank 5,227 278,141
Underline
China : 8.2%
Alibaba Group Holding Ltd.
(HKD) 13,600 143,910
Inner Mongolia Yili Industrial
Group Co. Ltd. 36,900 151,738
JD.com, Inc. (HKD) 7,900 137,146
SF Holding Co. Ltd. 26,800 147,143
Tencent Holdings Ltd. (HKD) 6,000 320,183
Wuliangye Yibin Co. Ltd. 7,400 141,163
Yum China Holdings, Inc.
(USD) 3,062 147,497
1,188,780
France : 7.2%
Airbus SE 1,957 313,270
Dassault Aviation SA 1,469 300,068
Safran SA 674 147,629
Sanofi SA 2,884 280,261
1,041,228
Germany : 3.1%
Rheinmetall AG 491 313,597
Siemens Healthineers AG
144A 2,679 141,422
455,019
Japan : 6.0%
Daifuku Co. Ltd. 8,200 168,667
FANUC Corp. 5,700 149,076
Kao Corp. † 6,500 263,309
Murata Manufacturing Co.
Ltd. 8,000 127,068
Sony Group Corp. 7,900 166,693
874,813
Netherlands : 7.8%
Adyen NV 144A * 103 153,014
ASML Holding NV 405 283,580
Koninklijke Philips NV * 10,811 273,764
NXP Semiconductors NV
(USD) 1,329 276,233
Universal Music Group NV 5,618 143,655
1,130,246
Poland : 1.6%
Allegro.eu SA 144A * 36,770 240,930
Underline
Singapore : 2.1%
Singapore Exchange Ltd. 33,000 307,940
Underline
Switzerland : 6.0%
Cie Financiere Richemont SA 2,067 313,132
DSM-Firmenich AG (EUR) 1,369 138,337
Julius Baer Group Ltd. 2,243 145,715
Number
of Shares Value
Switzerland (continued)
Roche Holding AG 991 $ 277,488
874,672
Taiwan : 2.2%
Taiwan Semiconductor
Manufacturing Co. Ltd. 10,000 325,000
Underline
United Kingdom : 10.0%
BAE Systems Plc 9,920 142,362
British American Tobacco Plc 7,732 279,119
Experian plc 3,245 139,525
GSK Plc 15,953 269,191
Imperial Brands Plc 9,641 308,431
Melrose Industries Plc 45,442 314,147
1,452,775
United States : 38.2%
Agilent Technologies, Inc. 1,076 144,550
Allegion plc 2,158 282,007
Alphabet, Inc. 1,709 323,514
Altria Group, Inc. 2,833 148,138
Bio-Rad Laboratories, Inc. * 443 145,530
Blackrock, Inc. 168 172,218
Charles Schwab Corp. 2,339 173,109
Constellation Brands, Inc. 631 139,451
Corteva, Inc. 5,200 296,192
Danaher Corp. 643 147,601
Emerson Electric Co. 1,466 181,681
Equifax, Inc. 574 146,284
GE HealthCare Technologies,
Inc. 1,830 143,069
Gilead Sciences, Inc. 1,833 169,314
Huntington Ingalls
Industries, Inc. 575 108,658
International Flavors &
Fragrances, Inc. 3,178 268,700
MarketAxess Holdings, Inc. 645 145,796
Masco Corp. 3,805 276,129
Merck & Co., Inc. 1,518 151,011
Microchip Technology, Inc. 1,929 110,628
Northrop Grumman Corp. 317 148,765
Starbucks Corp. 1,508 137,605
Teradyne, Inc. 1,099 138,386
The Campbell's Company 6,592 276,073
TransUnion 2,990 277,203
Tyler Technologies, Inc. * 241 138,970
US Bancorp 2,940 140,620
Veeva Systems, Inc. * 1,343 282,366
Walt Disney Co. 2,999 333,939
5,547,507
Total Common Stocks
(Cost: $13,538,228) 14,525,837
Total Investments: 99.9%
(Cost: $13,538,228) 14,525,837
Other assets less liabilities: 0.1% 12,064
NET ASSETS: 100.0% $ 14,537,901

VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF
SCHEDULE OF INVESTMENTS
(continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
EUR Euro
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $234,953.
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $535,366, or 3.7% of net assets.